NOTE 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2015	2014

Short-term advances	161	417
Temporary advances to employees	28	7
Prepaid rent	288	4
Prepaid other taxes	314	57
Other current assets	729	160
Total	$1,520	$645